Deferred Policy Acquisition Costs, Deferred Reinsurance and Deferred Sales Inducements (Balance of and Changes in Deferred Reinsurance Losses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reinsurance Recoverable, Allowance for Credit Loss [Roll Forward]
Balance, beginning of period	$ 1,530,394	$ 255,115	$ 292,893
Amortization expense	(104,282)	(54,749)	(37,777)
Other	4	1,330,028	(1)
Balance, end of period	1,426,116	1,530,394	255,115
Wilton Re
Reinsurance Recoverable, Allowance for Credit Loss [Roll Forward]
Other		979,000
PARCC
Reinsurance Recoverable, Allowance for Credit Loss [Roll Forward]
Other		351,000
Variable Annuties
Reinsurance Recoverable, Allowance for Credit Loss [Roll Forward]
Balance, beginning of period	164,238	194,111	223,515
Amortization expense	(29,685)	(29,876)	(29,403)
Other	4	3	(1)
Balance, end of period	134,557	164,238	194,111
Term Life
Reinsurance Recoverable, Allowance for Credit Loss [Roll Forward]
Balance, beginning of period	396,684	61,004	69,378
Amortization expense	(36,797)	(15,345)	(8,374)
Other	0	351,025	0
Balance, end of period	359,887	396,684	61,004
Variable / Universal Life
Reinsurance Recoverable, Allowance for Credit Loss [Roll Forward]
Balance, beginning of period	969,472	0	0
Amortization expense	(37,800)	(9,528)	0
Other	0	979,000	0
Balance, end of period	$ 931,672	$ 969,472	$ 0